Commitments and Contingencies - Commitments and Letters of Credit (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Commitments and letters of credit	$ 1,182,253	$ 1,117,168	$ 969,536
Commitments to Extend Credit [Member]
Commitment And Contingencies [Line Items]
Commitments and letters of credit	1,105,285	1,038,529	874,137
Standby Letters of Credit [Member]
Commitment And Contingencies [Line Items]
Commitments and letters of credit	$ 76,968	$ 78,639	$ 95,399